TAXATION - Deferred tax assets and liabilities rollforward (Details) - USD ($)	12 Months Ended
	Jun. 30, 2022	Jun. 30, 2021	Jun. 30, 2020
Deferred tax assets and liabilities
Balance	$ (22,421,125)	$ (14,164,930)	$ (17,358,162)
Additions for business combination		(777,622)
Income tax provision	1,031,836	(4,257,912)	1,888,006
Charge to OCI	2,645,997	(1,388,022)	(1,133,228)
Conversion difference	(6,251,277)	(1,832,639)	2,438,454
Balance	(24,994,569)	(22,421,125)	(14,164,930)
Deferred tax assets
Deferred tax assets and liabilities
Balance	5,963,588	4,535,752	3,743,709
Additions for business combination		370,556
Income tax provision	(645,302)	920,071	1,159,590
Transfer from deferred tax assets /liabilities	654,260	32,651	3,939
Conversion difference	594,783	104,558	(371,486)
Balance	6,567,329	5,963,588	4,535,752
Tax Loss-Carry Forward
Deferred tax assets and liabilities
Balance	3,226,305	2,362,657	2,663,813
Income tax provision	(553,702)	982,329	(133,346)
Conversion difference	10,558	(118,681)	(167,810)
Balance	2,683,161	3,226,305	2,362,657
Changes in fair value of financial assets or liabilities
Deferred tax assets and liabilities
Balance	89,574	41,183	32,062
Income tax provision	2,917	51,037	20,222
Conversion difference	20,538	(2,646)	(11,101)
Balance	113,029	89,574	41,183
Trade receivables
Deferred tax assets and liabilities
Balance	609,913	1,068,054	374,425
Income tax provision	(670,808)	138,438	764,707
Conversion difference	152,499	(596,579)	(71,078)
Balance	91,604	609,913	1,068,054
Royalties
Deferred tax assets and liabilities
Balance	485,426	245,140
Income tax provision	(83,220)	214,493	245,140
Conversion difference	122,851	25,793
Balance	525,057	485,426	245,140
Right-of-use leased asset
Deferred tax assets and liabilities
Balance		5,424
Income tax provision		(38,793)	5,676
Transfer from deferred tax assets /liabilities		32,651
Conversion difference		718	(252)
Balance			5,424
Allowances
Deferred tax assets and liabilities
Transfer from deferred tax assets /liabilities	654,260
Balance	654,260
Government grant
Deferred tax assets and liabilities
Balance			2,649
Income tax provision			(6,216)
Transfer from deferred tax assets /liabilities			3,939
Conversion difference			(372)
Others
Deferred tax assets and liabilities
Balance	1,552,370	813,294	670,760
Additions for business combination		370,556
Income tax provision	659,511	(427,433)	263,407
Conversion difference	288,337	795,953	(120,873)
Balance	2,500,218	1,552,370	813,294
Deferred tax liabilities
Deferred tax assets and liabilities
Balance	(28,384,713)	(18,700,682)	(21,101,871)
Additions for business combination		(1,148,178)
Income tax provision	1,677,138	(5,177,983)	728,416
Transfer from deferred tax assets /liabilities	(654,260)	(32,651)	(3,939)
Charge to OCI	2,645,997	(1,388,022)	(1,133,228)
Conversion difference	(6,846,060)	(1,937,197)	2,809,940
Balance	(31,561,898)	(28,384,713)	(18,700,682)
Intangibles assets
Deferred tax assets and liabilities
Balance	(10,624,621)	(6,839,112)	(9,458,239)
Additions for business combination		(882,434)
Income tax provision	(599,428)	(2,188,663)	1,469,311
Conversion difference	(2,440,650)	(714,412)	1,149,816
Balance	(13,664,699)	(10,624,621)	(6,839,112)
Accumulated depreciation
Deferred tax assets and liabilities
Balance	(12,632,296)	(9,365,882)	(9,618,648)
Additions for business combination		(537,922)
Income tax provision	(1,149,988)	(357,614)	45,028
Charge to OCI	2,645,997	(1,388,022)	(1,133,228)
Conversion difference	(3,054,273)	(982,856)	1,340,966
Balance	(14,190,560)	(12,632,296)	(9,365,882)
Borrowings
Deferred tax assets and liabilities
Balance		(7,930)	(13,170)
Income tax provision		8,797	3,548
Conversion difference		(867)	1,692
Balance			(7,930)
Inflation tax adjustment
Deferred tax assets and liabilities
Balance	(2,682,172)	(2,032,078)	(1,706,092)
Additions for business combination		73,755
Income tax provision	1,744,722	(527,654)	(589,811)
Conversion difference	(670,462)	(196,195)	263,825
Balance	(1,607,912)	(2,682,172)	(2,032,078)
Allowances.
Deferred tax assets and liabilities
Balance	(78,076)	(209,490)	(152,159)
Additions for business combination		201,969
Income tax provision	687,155	(46,622)	(84,515)
Transfer from deferred tax assets /liabilities	(654,260)
Conversion difference	45,181	(23,933)	27,184
Balance		(78,076)	(209,490)
Inventories
Deferred tax assets and liabilities
Balance	(1,821,524)	(237,258)	(153,563)
Additions for business combination		(3,546)
Income tax provision	872,120	(1,561,687)	(110,152)
Conversion difference	(588,906)	(19,033)	26,457
Balance	(1,538,310)	(1,821,524)	(237,258)
Biological assets.
Deferred tax assets and liabilities
Balance	(229,296)
Income tax provision	287,329	(229,296)
Conversion difference	(58,033)
Balance		(229,296)
Government grants.
Deferred tax assets and liabilities
Balance	(3,179)	(3,939)
Income tax provision	1,768	1,174
Transfer from deferred tax assets /liabilities			(3,939)
Conversion difference	(804)	(414)
Balance	(2,215)	(3,179)	(3,939)
Others financial assets
Deferred tax assets and liabilities
Balance	(276,800)
Income tax provision	(55,050)	(277,841)
Conversion difference	(70,540)	1,041
Balance	(402,390)	(276,800)
Right-of-use leased asset.
Deferred tax assets and liabilities
Balance	(32,651)
Income tax provision	(73,770)
Transfer from deferred tax assets /liabilities		(32,651)
Conversion difference	(7,573)
Balance	(113,994)	(32,651)
Others.
Deferred tax assets and liabilities
Balance	(4,098)	(4,993)
Income tax provision	(37,720)	1,423	(4,993)
Conversion difference		(528)
Balance	$ (41,818)	$ (4,098)	$ (4,993)